                                                                       1933 Act
                                                                    Rule 497(j)

November 18, 2008                                                    VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:  PHL Variable Accumulation Account
     PHL Variable Insurance Company
     Registration Nos. 333-95611 and 811-08914

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information does not differ from that contained in the Registrant's most recent registration statement filed electronically on Form N-4 pursuant to Rule 485(b) on November 13, 2008.

If you have any questions concerning this filing, please call the undersigned at 860/403-5878.

Very truly yours,

/s/ Lois L. McGuire
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Lois L. McGuire
Director
Phoenix Life Insurance Company